Statements of Consolidated Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income	$ 752,561	$ 631,034	$ 441,860
Adjustments to reconcile net income to net operating cash:
Depreciation	158,763	152,217	151,212
Amortization of intangible assets	29,031	26,985	29,692
Impairment of trademarks and goodwill		4,086	5,492
Provisions for environmental-related matters	(2,751)	6,736	9,100
Provisions for qualified exit costs	4,682	2,734	534
Deferred income taxes	27,775	(10,422)	16,913
Defined benefit pension plans net cost	20,641	20,309	12,326
Income tax effect of ESOP on other capital			(3,211)
Stock-based compensation expense	58,004	54,348	48,176
Net increase in postretirement liability	5,233	3,666	6,793
Decrease in non-traded investments	57,261	72,861	62,540
Loss (gain) on disposition of assets	5,207	3,454	(5,469)
Other	(27,214)	(18,349)	3,137
Change in working capital accounts:
(Increase) in accounts receivable	(41,473)	(33,578)	(93,697)
Decrease (increase) in inventories	25,031	19,929	(19,222)
Increase (decrease) in accounts payable	34,685	(51,124)	64,053
Increase (decrease) in accrued taxes	11,314	(70,264)	5,435
Increase (decrease) in accrued compensation and taxes withheld	24,435	63,697	(538)
Increase (decrease) in refundable income taxes	13,244	(32,967)	(572)
DOL settlement accrual	(80,000)	80,000
Other	43,804	11,000	36,249
Costs incurred for environmental-related matters	(12,539)	(31,689)	(30,451)
Costs incurred for qualified exit costs	(7,419)	(4,577)	(6,181)
Other	(16,509)	(12,200)	1,641
Net operating cash	1,083,766	887,886	735,812
INVESTING ACTIVITIES
Capital expenditures	(166,680)	(157,112)	(153,801)
Acquisitions of businesses, net of cash acquired	(79,940)	(99,242)	(44,436)
Proceeds from sale of assets	3,045	9,677	12,842
Increase in other investments	(94,739)	(95,778)	(92,374)
Net investing cash	(338,314)	(342,455)	(277,769)
FINANCING ACTIVITIES
Net increase (decrease) in short-term borrowings	31,634	(284,839)	(43,346)
Proceeds from long-term debt	473	999,697	40,777
Payments of long-term debt	(10,932)	(14,000)	(49,881)
Payments of cash dividends	(204,978)	(160,939)	(153,512)
Proceeds from stock options exercised	69,761	221,126	69,536
Income tax effect of stock-based compensation exercises and vesting	47,527	104,858	12,958
Treasury stock purchased	(769,271)	(557,766)	(367,372)
Other	(17,522)	(21,559)	15,631
Net financing cash	(853,308)	286,578	(475,209)
Effect of exchange rate changes on cash	(9,845)	(2,115)	(8,723)
Net (decrease) increase in cash and cash equivalents	(117,701)	829,894	(25,889)
Cash and cash equivalents at beginning of year	862,590	32,696	58,585
Cash and cash equivalents at end of year	744,889	862,590	32,696
Taxes paid on income	200,748	223,329	196,147
Interest paid on debt	$ 61,045	$ 41,551	$ 42,897